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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Institutional Investment Manager Filing this Report:
Name:	Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA	92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:	(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		August 15, 2000

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		5,781,900.77


Form 13F Information Table Value Total:		159,824,039.22


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
 Name of Issuer          Title of Cl	CUSIP Number 	Fair Market ValShares of Prin(a) SolManagers (a) Sol
Abbott Laboratories                  CS       002824100       210,513.25          4724   X      M&S      X
Affiliated Managers Group            CS       008252108     7,664,020.00        168440   X      M&S      X
American International Grp           CS       026874107       293,750.00          2500   X      M&S      X
American Power Conversion            CS       029066107     3,944,936.25         96660   X      M&S      X
Amerisource Health Corp.             CS       03071P102     4,860,738.00        156798   X      M&S      X
AT&T Liberty Media Group             CS       001957208    17,310,668.50        713842   X      M&S      X
BellSouth Corp.                      CS       079860102       339,295.00          7960   X      M&S      X
Cablevision Systems Cl A             CS       12686C109     4,711,203.75         69410   X      M&S      X
Century Telephone                    CS       156700106     1,850,350.00         64360   X      M&S      X
Chevron Corp.                        CS       166751107       448,318.87          5286   X      M&S      X
Comcast Corp - Cl A                  CS       200300101     4,753,246.25        122270   X      M&S      X
Comcast Corp-Special Cl A            CS       200300200     5,881,005.00        145210   X      M&S      X
Compass BancShares                   CS       20449H109     3,093,695.72        181315   X      M&S      X
Corning Inc.                         CS       219350105       431,800.00          1600   X      M&S      X
Corus Entertainment                  CS       220874101     1,300,182.42         47933   X      M&S      X
Exxon Mobil Corporation              CS       30231G102       364,240.00          4640   X      M&S      X
General Electric                     CS       369604103       636,000.00         12000   X      M&S      X
Health Management Associates, Inc    CS       421933102     5,650,706.87        432590   X      M&S      X
Heartland Express Inc.               CS       422347104     4,026,226.50        241272   X      M&S      X
Household Internatl                  CS       441815107     6,023,029.69        144915   X      M&S      X
Interpublic Grp Cos.                 CS       460690100     4,783,126.50        111235   X      M&S      X
Jacobs Engineering Group Inc.        CS       469814107     5,655,754.69        173025   X      M&S      X
Jefferson-Pilot                      CS       475070108     2,333,690.62         41350   X      M&S      X
Lincoln Electric                     CS       533900106     2,467,173.75        173135   X      M&S      X
Lucent Technologies                  CS       549463107       355,737.00          6004   X      M&S      X
MBIA Inc.                            CS       55262C100     3,137,006.25         65100   X      M&S      X
MGIC Investment                      CS       552848103     4,913,090.00        107980   X      M&S      X
Montana Power                        CS       612085100     6,582,956.25        186420   X      M&S      X
Morgan Stanley Dean Witter Discov    CS       617446448       333,000.00          4000   X      M&S      X
NiSource Industries                  CS       65473P105     6,200,262.50        332900   X      M&S      X
NorTel Networks Corp.                CS       656569100       546,000.00          8000   X      M&S      X
Penn Treaty America                  CS       707874103     2,366,230.00        139190   X      M&S      X
Pfizer Inc                           CS       717081103       429,120.00          8940   X      M&S      X
Pharmacia Corporation                CS       71713U102       206,750.00          4000   X      M&S      X
Ross Stores                          CS       778296103     7,024,631.25        411700   X      M&S      X
SBC Comn, Inc.                       CS       78387G103       484,227.00         11196   X      M&S      X
Shaw Communications Inc B            CS       82028K200     7,068,278.12        286310   X      M&S      X
SJW Corporation                      CS       784305104       404,175.00          3400   X      M&S      X
SouthWest Airlines                   CS       844741108     6,252,026.25        330140   X      M&S      X
Sunguard Data Systems                CS       867363103     5,258,220.00        169620   X      M&S      X
Time Warner Inc.                     CS       887315109     5,900,640.00         77640   X      M&S      X
Tribune Co                           CS       896047107     5,113,150.00        146090   X      M&S      X
Utd Water Resources                  CS       913190104       259,818.75          7450   X      M&S      X
Vodafone Group Public Co.            CS       92857T107       200,350.31          4835   X      M&S      X
Whole Foods Market                   CS       966837106     6,088,842.81        147385   X      M&S      X
Young & Rubicam, Inc.                CS       987425105       274,500.00          4800   X      M&S      X
Templeton Foreign Fund               EF       880196209       332,522.52      31222.77   X      M&S      X
Templeton Global Government Inc.     FF       879929107       358,631.25         61700   X      M&S      X
MuniVest Fund                        MF       626295109       298,900.00         39200   X      M&S      X
Putnam Master Int Inc                MF       746909100       401,302.33         64208   X      M&S      X
                                                          159,824,039.22    5781900.77

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